Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund
Entity Central Index Key	0000878719
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000017646
Shareholder Report [Line Items]
Fund Name	LSV Value Equity Fund
Class Name	Institutional Class Shares
Trading Symbol	LSVEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Class Shares of the LSV Value Equity Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.lsvasset.com/value-equity-fund/. You can also request this information by contacting us at 888-386-3578.
Additional Information Phone Number	888-386-3578
Additional Information Website	https://www.lsvasset.com/value-equity-fund/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LSV Value Equity Fund, Institutional Class Shares	$71	0.67%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.67%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	LSV Value Equity Fund, Institutional Class Shares	Russell 1000 Index (USD) (TR)Footnote Reference*	Russell 1000 Value Benchmark Index (USD) (TR)Footnote Reference*
Oct/15	$100,000	$100,000	$100,000
Oct/16	$103,709	$104,255	$106,371
Oct/17	$129,575	$128,931	$125,284
Oct/18	$127,605	$137,928	$129,087
Oct/19	$136,984	$157,448	$143,561
Oct/20	$118,872	$174,556	$132,700
Oct/21	$178,957	$250,507	$190,766
Oct/22	$171,791	$209,479	$177,418
Oct/23	$171,055	$229,346	$177,655
Oct/24	$223,696	$316,655	$232,686
Oct/25	$250,795	$383,583	$258,627

Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
LSV Value Equity Fund, Institutional Class Shares	12.11%	16.10%	9.63%
Russell 1000 Index (USD) (TR)Footnote Reference*	21.14%	17.05%	14.39%
Russell 1000 Value Benchmark Index (USD) (TR)Footnote Reference*	11.15%	14.28%	9.97%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,141,922,000
Holdings Count | Holding	147
Advisory Fees Paid, Amount	$ 6,940
InvestmentCompanyPortfolioTurnover	12.00%
Holdings [Text Block]

Sector/Asset WeightingsFootnote Reference*

Value	Value
Real Estate	1.2%
Utilities	1.3%
Materials	2.5%
Energy	5.5%
Consumer Staples	8.2%
Communication Services	9.3%
Consumer Discretionary	10.1%
Industrials	10.2%
Information Technology	14.1%
Health Care	14.8%
Financials	22.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Citigroup	2.2%
Alphabet, Cl A	2.2%
Wells Fargo	1.9%
Johnson & Johnson	1.9%
Cisco Systems	1.6%
Verizon Communications	1.5%
AT&T	1.5%
Bank of New York Mellon	1.5%
Comcast, Cl A	1.4%
Merck	1.4%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	888-386-3578
Updated Prospectus Web Address	https://www.lsvasset.com/value-equity-fund/
C000142889
Shareholder Report [Line Items]
Fund Name	LSV Value Equity Fund
Class Name	Investor Class Shares
Trading Symbol	LVAEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Investor Class Shares of the LSV Value Equity Fund (the "Fund") for the period from November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.lsvasset.com/value-equity-fund/. You can also request this information by contacting us at 888-386-3578.
Additional Information Phone Number	888-386-3578
Additional Information Website	https://www.lsvasset.com/value-equity-fund/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LSV Value Equity Fund, Investor Class Shares	$97	0.92%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.92%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	LSV Value Equity Fund, Investor Class Shares	Russell 1000 Index (USD) (TR)Footnote Reference*	Russell 1000 Value Benchmark Index (USD) (TR)Footnote Reference*
Oct/15	$10,000	$10,000	$10,000
Oct/16	$10,343	$10,426	$10,637
Oct/17	$12,897	$12,893	$12,528
Oct/18	$12,667	$13,793	$12,909
Oct/19	$13,567	$15,745	$14,356
Oct/20	$11,745	$17,456	$13,270
Oct/21	$17,635	$25,051	$19,077
Oct/22	$16,884	$20,948	$17,742
Oct/23	$16,774	$22,935	$17,766
Oct/24	$21,875	$31,665	$23,269
Oct/25	$24,472	$38,358	$25,863

Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
LSV Value Equity Fund, Investor Class Shares	11.87%	15.81%	9.36%
Russell 1000 Index (USD) (TR)Footnote Reference*	21.14%	17.05%	14.39%
Russell 1000 Value Benchmark Index (USD) (TR)Footnote Reference*	11.15%	14.28%	9.97%

No Deduction of Taxes [Text Block]	The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 1,141,922,000
Holdings Count | Holding	147
Advisory Fees Paid, Amount	$ 6,940
InvestmentCompanyPortfolioTurnover	12.00%
Holdings [Text Block]

Sector/Asset WeightingsFootnote Reference*

Value	Value
Real Estate	1.2%
Utilities	1.3%
Materials	2.5%
Energy	5.5%
Consumer Staples	8.2%
Communication Services	9.3%
Consumer Discretionary	10.1%
Industrials	10.2%
Information Technology	14.1%
Health Care	14.8%
Financials	22.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Citigroup	2.2%
Alphabet, Cl A	2.2%
Wells Fargo	1.9%
Johnson & Johnson	1.9%
Cisco Systems	1.6%
Verizon Communications	1.5%
AT&T	1.5%
Bank of New York Mellon	1.5%
Comcast, Cl A	1.4%
Merck	1.4%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	888-386-3578
Updated Prospectus Web Address	https://www.lsvasset.com/value-equity-fund/